Investment in Weibo (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	8 Months Ended	12 Months Ended	0 Months Ended		8 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Alibaba	Dec. 31, 2013 Alibaba	Apr. 29, 2013 Alibaba	Dec. 31, 2013 Alibaba Ordinary shares	Dec. 31, 2013 Weibo	Apr. 29, 2013 Weibo	Dec. 31, 2013 Weibo	Dec. 31, 2012 Weibo	Dec. 31, 2011 Weibo	Apr. 29, 2013 Weibo Alibaba	Dec. 31, 2013 Weibo Alibaba	Dec. 31, 2013 Weibo Alibaba	Apr. 29, 2013 Weibo Alibaba Preferred shares	Apr. 29, 2013 Weibo Alibaba Ordinary shares	Dec. 31, 2013 Company Alibaba	Dec. 31, 2013 Weibo	Dec. 31, 2013 Weibo Ordinary shares	Apr. 29, 2013 Weibo Alibaba	Apr. 29, 2013 Weibo Alibaba Preferred shares	Dec. 31, 2013 Weibo Alibaba Preferred shares	Apr. 29, 2013 Weibo Alibaba Ordinary shares	Dec. 31, 2013 Weibo Alibaba Ordinary shares	Dec. 31, 2013 Weibo Others Ordinary shares
Investment in Weibo
Amount invested in Weibo																					$ 585,800,000
Number of shares of Weibo's purchased																						30,000,000		4,800,000
Ownership interest on a fully diluted basis(as a percent)																					18.00%		16.70%		2.70%	3.00%
Maximum percentage of ownership interest in subsidiary to be reached under option granted																					30.00%
Fair value of preferred shares																481,000,000
Conversion basis																1
Initial fair value of ordinary shares recognized as non-controlling interest																	54,200,000
Number of vested options repurchased													3,500,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold	47,101,000	19,358,000	16,607,000		27,100,000		27,100,000			31,242,000	1,837,000	1,002,000			27,100,000
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest																					25.00%
Percentage of discount applied on IPO offering price per share to calculate exercise price of option																								15.00%
Threshold amount of equity valuation considered to calculate exercise price of option																					5,500,000,000
Investor option liability	29,504,000					50,600,000
Gains recognized as subsequent change in fair value of investor option liability	21,064,000				21,100,000
Shares ownership percentage																				77.60%
Total																			100.00%
Loans receivable									250,000,000
Reference interest rate								Three month fixed-deposit rate of The People's Bank of China
Interest rate, minimum								2.55%
Interest rate, maximum								3.05%
Revenue derived from related parties	$ 86,583,000	$ 13,921,000	$ 6,939,000	$ 69,100,000										$ 49,100,000				$ 20,000,000